Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Loans
Loans	$ 345,064	$ 332,111	$ 323,534	$ 324,311
Non-accrual loans	5,052	4,715		5,403
Loans greater than ninety days delinquent and still accruing interest	54	55		25
Accrual
Loans
Troubled debt restructurings	584	1,500		3,900
Nonaccrual
Loans
Non-accrual loans	5,100	4,700		5,400
Troubled debt restructurings	2,200	1,800
Pass
Loans
Loans	324,466	306,818		297,641
Special Mention
Loans
Loans	9,822	7,681		8,856
Substandard
Loans
Loans	10,776	17,612		17,814
Doubtful
Loans
Number of loans classified as doubtful	0	0
Commercial, financial and agricultural
Loans
Loans	19,940	20,924		20,608
Commercial, financial and agricultural | Pass
Loans
Loans	19,678	20,826		19,827
Commercial, financial and agricultural | Special Mention
Loans
Loans	176	27		499
Commercial, financial and agricultural | Substandard
Loans
Loans	86	71		282
Real estate: Construction
Loans
Loans	16,110	13,052	11,739	11,767
Real estate: Construction | Pass
Loans
Loans	13,105	8,595		6,764
Real estate: Construction | Special Mention
Loans
Loans	3,005	2,047
Real estate: Construction | Substandard
Loans
Loans		2,410		5,003
Real estate: Mortgage-residential
Loans
Loans	37,506	38,892	36,861	38,337
Non-accrual loans	816	357		623
Loans greater than ninety days delinquent and still accruing interest	54
Real estate: Mortgage-residential | Pass
Loans
Loans	34,988	36,493		37,063
Real estate: Mortgage-residential | Special Mention
Loans
Loans	1,105	1,677		305
Real estate: Mortgage-residential | Substandard
Loans
Loans	1,413	722		969
Real estate: Mortgage-commercial
Loans
Loans	237,934	226,575	223,595	220,288
Non-accrual loans	4,151	4,263		4,749
Loans greater than ninety days delinquent and still accruing interest		55		25
Real estate: Mortgage-commercial | Pass
Loans
Loans	223,469	208,825		200,984
Real estate: Mortgage-commercial | Special Mention
Loans
Loans	5,330	3,803		8,009
Real estate: Mortgage-commercial | Substandard
Loans
Loans	9,135	13,947		11,295
Consumer: Home equity
Loans
Loans	26,011	27,173	26,778	27,976
Consumer: Home equity | Pass
Loans
Loans	25,670	26,604		27,692
Consumer: Home equity | Special Mention
Loans
Loans	205	124		38
Consumer: Home equity | Substandard
Loans
Loans	136	445		246
Consumer: Other
Loans
Loans	7,563	5,495	5,092	5,335
Non-accrual loans	5	10		19
Consumer: Other | Pass
Loans
Loans	7,556	5,475		5,311
Consumer: Other | Special Mention
Loans
Loans	1	3		5
Consumer: Other | Substandard
Loans
Loans	$ 6	$ 17		$ 19